UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22165

Allstate Financial Investment Trust
(Exact name of registrant as specified in charter)

3100 Sanders Road Suite J5B Northbrook, IL		60062-7154
(Address of principal executive offices)		(Zip code)

Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road Suite J5B Northbrook, IL 60062-7154
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(847) 402-2532

Date of fiscal year end:	August 31, 2009

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

ALLSTATE CLEARTARGET 2005 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 102.3%
AllianceBernstein Global Real Estate Investment Portfolio	29,829	$192,399
AllianceBernstein High Yield Portfolio	13,049	100,480
AllianceBernstein Inflation-Protected Securities Portfolio	27,771	272,989
AllianceBernstein Intermediate Duration Bond Portfolio	30,134	288,081
AllianceBernstein International Growth Portfolio	17,545	133,341
AllianceBernstein International Value Portfolio	20,015	133,302
AllianceBernstein Short Duration Bond Portfolio	14,955	135,942
AllianceBernstein Small-Mid Cap Growth Portfolio	6,281	56,463
AllianceBernstein Small-Mid Cap Value Portfolio	7,855	56,396
Allstate Large Cap Index Fund(a)	72,092	501,761

TOTAL INVESTMENTS – 102.3% (cost $1,707,578)		1,871,154
OTHER ASSETS LESS LIABILITIES – (2.3)%		(42,618)

NET ASSETS – 100%		$1,828,536

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 101.9%
AllianceBernstein Global Real Estate Investment Portfolio	29,435	$189,856
AllianceBernstein High Yield Portfolio	16,611	127,900
AllianceBernstein Inflation-Protected Securities Portfolio	24,125	237,152
AllianceBernstein Intermediate Duration Bond Portfolio	25,489	243,673
AllianceBernstein International Growth Portfolio	20,416	155,161
AllianceBernstein International Value Portfolio	23,197	154,492
AllianceBernstein Small-Mid Cap Growth Portfolio	7,977	71,714
AllianceBernstein Small-Mid Cap Value Portfolio	9,913	71,176
Allstate Large Cap Index Fund(a)	82,079	571,272

TOTAL INVESTMENTS – 101.9% (cost $1,701,743)		1,822,396
OTHER ASSETS LESS LIABILITIES – (1.9)%		(33,903)

NET ASSETS – 100%		$1,788,493

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 107.4%
AllianceBernstein Global Real Estate Investment Portfolio	11,037	$71,188
AllianceBernstein High Yield Portfolio	6,259	48,198
AllianceBernstein Inflation-Protected Securities Portfolio	5,749	56,513
AllianceBernstein Intermediate Duration Bond Portfolio	8,431	80,599
AllianceBernstein International Growth Portfolio	8,734	66,375
AllianceBernstein International Value Portfolio	9,949	66,260
AllianceBernstein Small-Mid Cap Growth Portfolio	3,776	33,951
AllianceBernstein Small-Mid Cap Value Portfolio	4,734	33,989
Allstate Large Cap Index Fund(a)	34,653	241,182

TOTAL INVESTMENTS – 107.4% (cost $725,835)		698,255
OTHER ASSETS LESS LIABILITIES – (7.4)%		(47,866)

NET ASSETS – 100%		$650,389

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 106.7%
AllianceBernstein Global Real Estate Investment Portfolio	9,394	$60,590
AllianceBernstein High Yield Portfolio	5,339	41,111
AllianceBernstein Inflation-Protected Securities Portfolio	2,007	19,733
AllianceBernstein Intermediate Duration Bond Portfolio	5,766	55,127
AllianceBernstein International Growth Portfolio	8,385	63,725
AllianceBernstein International Value Portfolio	9,535	63,501
AllianceBernstein Small-Mid Cap Growth Portfolio	3,702	33,282
AllianceBernstein Small-Mid Cap Value Portfolio	4,640	33,311
Allstate Large Cap Index Fund(a)	32,024	222,887

TOTAL INVESTMENTS – 106.7% (cost $664,939)		593,267
OTHER ASSETS LESS LIABILITIES – (6.7)%		(37,339)

NET ASSETS – 100%		$555,928

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 107.7%
AllianceBernstein Global Real Estate Investment Portfolio	7,450	$48,051
AllianceBernstein High Yield Portfolio	3,863	29,743
AllianceBernstein Intermediate Duration Bond Portfolio	3,682	35,196
AllianceBernstein International Growth Portfolio	11,795	89,644
AllianceBernstein International Value Portfolio	13,457	89,622
AllianceBernstein Small-Mid Cap Growth Portfolio	5,402	48,568
AllianceBernstein Small-Mid Cap Value Portfolio	6,749	48,459
Allstate Large Cap Index Fund(a)	45,523	316,839

TOTAL INVESTMENTS – 107.7% (cost $830,564)		706,122
OTHER ASSETS LESS LIABILITIES – (7.7)%		(50,330)

NET ASSETS – 100%		$655,792

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 111.5%
AllianceBernstein Global Real Estate Investment Portfolio	3,259	$21,024
AllianceBernstein Intermediate Duration Bond Portfolio	2,067	19,760
AllianceBernstein International Growth Portfolio	7,244	55,057
AllianceBernstein International Value Portfolio	8,232	54,823
AllianceBernstein Small-Mid Cap Growth Portfolio	3,367	30,266
AllianceBernstein Small-Mid Cap Value Portfolio	4,290	30,799
Allstate Large Cap Index Fund(a)	28,071	195,374

TOTAL INVESTMENTS – 111.5% (cost $401,966)		407,103
OTHER ASSETS LESS LIABILITIES – (11.5)%		(42,074)

NET ASSETS – 100%		$365,029

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 115.9%
AllianceBernstein Global Real Estate Investment Portfolio	1,741	$11,231
AllianceBernstein Intermediate Duration Bond Portfolio	1,097	10,486
AllianceBernstein International Growth Portfolio	3,858	29,321
AllianceBernstein International Value Portfolio	4,384	29,198
AllianceBernstein Small-Mid Cap Growth Portfolio	1,829	16,444
AllianceBernstein Small-Mid Cap Value Portfolio	2,284	16,397
Allstate Large Cap Index Fund(a)	14,980	104,261

TOTAL INVESTMENTS – 115.9% (cost $208,684)		217,338
OTHER ASSETS LESS LIABILITIES – (15.9)%		(29,849)

NET ASSETS – 100%		$187,489

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%
Consumer Discretionary – 8.9%
Auto Components – 0.2%
Goodyear Tire & Rubber Co./The*	175	$2,004
Johnson Controls, Inc.	424	8,450
		10,454
Automobiles – 0.3%
Ford Motor Co.*	2,241	12,886
General Motors Corp.*	430	322
Harley-Davidson, Inc.	167	2,834
		16,042
Distributors – 0.1%
Genuine Parts Co.	114	3,817

Diversified Consumer Services – 0.1%
Apollo Group, Inc.*	77	4,551
H&R Block, Inc.	240	3,504
		8,055
Hotels Restaurants & Leisure – 1.6%
Carnival Corp.	311	7,912
Darden Restaurants, Inc.	96	3,472
International Game Technology	207	3,594
Marriott International, Inc.	209	4,882
McDonald’s Corp.	791	46,661
Starbucks Corp.*	523	7,526
Starwood Hotels & Resorts Worldwide, Inc.	129	3,157
Wyndham Worldwide Corp.	123	1,450
Wynn Resorts, Ltd.*	46	1,705
Yum! Brands, Inc.	327	11,324
		91,683
Household Durables – 0.4%
Black & Decker Corp.	41	1,315
Centex Corp.	88	742
DR Horton, Inc.	194	1,787
Fortune Brands, Inc.	105	3,676
Harman International Industries, Inc.	42	783
KB Home	54	810
Leggett & Platt, Inc.	110	1,615
Lennar Corp.	99	941
Newell Rubbermaid, Inc.	195	2,244
Pulte Homes, Inc.	151	1,329
Snap-On, Inc.	40	1,246

See notes to financial statements

	Shares	Value
Stanley Works/The	56	$1,999
Whirlpool Corp.	51	2,149
		20,636
Internet & Catalog Retail – 0.4%
Amazon.Com, Inc.*	229	17,860
Expedia, Inc.*	147	2,544
		20,404
Leisure Equipment & Products – 0.1%
Eastman Kodak Co.	189	493
Hasbro, Inc.	88	2,236
Mattel, Inc.	256	3,996
		6,725
Media – 2.5%
CBS Corp.	479	3,535
Comcast Corp.	2,045	28,160
DIRECTV Group, Inc./The*	375	8,437
Gannett Co., Inc.	174	830
Interpublic Group of Cos., Inc.*	338	1,771
McGraw-Hill Cos., Inc./The	223	6,710
Meredith Corp.	27	728
New York Times Co./The	87	574
News Corp.	1,631	15,951
Omnicom Group, Inc.	221	6,741
Scripps Networks Interactive, Inc.	64	1,775
Time Warner Cable, Inc.	250	7,698
Time Warner, Inc.	848	19,860
Viacom, Inc.*	428	9,489
Walt Disney Co./The	1,317	31,898
Washington Post Co./The	5	1,800
		145,957
Multiline Retail – 0.8%
Big Lots, Inc.*	58	1,335
Family Dollar Stores, Inc.	99	2,997
JC Penney Co., Inc.	157	4,096
Kohl’s Corp.*	216	9,173
Macy’s, Inc.	298	3,481
Nordstrom, Inc.	115	2,264
Sears Holdings Corp.*	39	2,217
Target Corp.	534	20,986
		46,549
Specialty Retail – 1.9%
Abercrombie & Fitch Co.	63	1,897
AutoNation, Inc.*	77	1,223
Autozone, Inc.*	27	4,108
Bed Bath & Beyond, Inc.*	185	5,200

See notes to financial statements

	Shares	Value
Best Buy Co., Inc.	241	$8,459
GameStop Corp.*	116	2,894
Gap, Inc./The	331	5,908
Home Depot, Inc.	1,202	27,838
Lowe’s Cos., Inc.	1,040	19,770
Ltd. Brands, Inc.	192	2,402
O’Reilly Automotive, Inc.*	96	3,461
Office Depot, Inc.*	209	974
RadioShack Corp.	86	1,156
Sherwin-Williams Co./The	71	3,749
Staples, Inc.	506	10,348
Tiffany & Co.	87	2,468
TJX Cos., Inc.	295	8,706
		110,561
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.*	228	5,989
Nike, Inc.	275	15,689
Polo Ralph Lauren Corp.	39	2,099
VF Corp.	63	3,580
		27,357
		508,240
Consumer Staples – 11.9%
Beverages – 2.6%
Brown-Forman Corp.	70	3,069
Coca-Cola Co./The	1,413	69,463
Coca-Cola Enterprises, Inc.	227	3,782
Constellation Brands, Inc.*	138	1,595
Dr Pepper Snapple Group, Inc.*	179	3,890
Molson Coors Brewing Co.	106	4,663
Pepsi Bottling Group, Inc.	96	3,155
PepsiCo, Inc.	1,105	57,515
		147,132
Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	307	14,896
CVS Caremark Corp.	1,032	30,754
Kroger Co./The	464	10,579
Safeway, Inc.	305	6,179
SUPERVALU, Inc.	149	2,474
SYSCO Corp.	418	10,015
Wal-Mart Stores, Inc.	1,587	78,937
Walgreen Co.	703	20,942
Whole Foods Market, Inc.	100	1,887
		176,663
Food Products – 1.7%
Archer-Daniels-Midland Co.	456	12,549

See notes to financial statements

	Shares	Value
Campbell Soup Co.	144	$3,992
ConAgra Foods, Inc.	316	5,874
Dean Foods Co.*	126	2,369
General Mills, Inc.	235	12,027
Hershey Co./The	119	4,191
HJ Heinz Co.	224	8,194
Hormel Foods Corp.	49	1,702
JM Smucker Co./The	83	3,342
Kellogg Co.	180	7,785
Kraft Foods, Inc.	1,041	27,181
McCormick & Co., Inc.	91	2,777
Sara Lee Corp.	494	4,441
Tyson Foods, Inc.	216	2,877
		99,301
Household Products – 2.6%
Clorox Co.	97	5,087
Colgate-Palmolive Co.	356	23,478
Kimberly-Clark Corp.	294	15,256
Procter & Gamble Co.	2,079	107,983
		151,804
Personal Products – 0.2%
Avon Products, Inc.	302	8,021
Estee Lauder Cos., Inc./The	83	2,746
		10,767
Tobacco – 1.7%
Altria Group, Inc.	1,465	25,037
Lorillard, Inc.	120	8,200
Philip Morris International, Inc.	1,421	60,591
Reynolds American, Inc.	121	4,836
		98,664
		684,331
Energy – 13.0%
Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	218	8,515
BJ Services Co.	206	3,222
Cameron International Corp.*	153	4,778
Diamond Offshore Drilling, Inc.	48	4,046
ENSCO International, Inc.	100	3,889
Halliburton Co.	637	14,606
Nabors Industries, Ltd.*	199	3,558
National Oilwell Varco, Inc.*	296	11,432
Rowan Cos., Inc.	81	1,657
Schlumberger, Ltd.	849	48,588

See notes to financial statements

	Shares	Value
Smith International, Inc.	154	$4,495
		108,786
Oil, Gas & Consumable Fuels – 11.1%
Anadarko Petroleum Corp.	346	16,532
Apache Corp.	237	19,970
Cabot Oil & Gas Corp.	75	2,635
Chesapeake Energy Corp.	399	9,041
Chevron Corp.	1,422	94,805
ConocoPhillips	1,051	48,178
Consol Energy, Inc.	129	5,310
Denbury Resources, Inc.*	177	3,043
Devon Energy Corp.	315	19,920
El Paso Corp.	499	4,865
EOG Resources, Inc.	178	13,028
Exxon Mobil Corp.	3,506	243,141
Hess Corp.	201	13,384
Marathon Oil Corp.	503	16,036
Massey Energy Co.	62	1,419
Murphy Oil Corp.	135	7,966
Noble Energy, Inc.	123	7,316
Occidental Petroleum Corp.	575	38,588
Peabody Energy Corp.	191	6,490
Pioneer Natural Resources Co.	83	2,334
Range Resources Corp.	112	5,131
Southwestern Energy Co.*	244	10,607
Spectra Energy Corp.	465	7,463
Sunoco, Inc.	83	2,526
Tesoro Corp.	98	1,660
Valero Energy Corp.	365	8,165
Williams Cos., Inc.	410	6,880
XTO Energy, Inc.	413	17,664
		634,097
		742,883
Financials – 13.4%
Capital Markets – 2.9%
Ameriprise Financial, Inc.	154	4,651
Bank of New York Mellon Corp./The	817	22,696
Charles Schwab Corp./The	666	11,722
E*Trade Financial Corp.*	417	600
Federated Investors, Inc.	63	1,577
Franklin Resources, Inc.	108	7,220
Goldman Sachs Group, Inc./The	358	51,756
Invesco, Ltd.	288	4,507
Janus Capital Group, Inc.	112	1,136
Legg Mason, Inc.	99	1,909
Morgan Stanley	873	26,469
Northern Trust Corp.	166	9,570

See notes to financial statements

	Shares	Value
State Street Corp.	336	$15,607
T Rowe Price Group, Inc.	182	7,384
		166,804
Commercial Banks – 2.7%
BB&T Corp.	410	9,192
Comerica, Inc.	106	2,298
Fifth Third Bancorp	419	2,891
First Horizon National Corp.	151	1,833
Huntington Bancshares, Inc.	293	1,149
Keycorp	352	1,760
M&T Bank Corp.	57	2,867
Marshall & Ilsley Corp.	188	1,237
PNC Financial Services Group, Inc.	304	13,847
Regions Financial Corp.	772	3,235
SunTrust Banks, Inc.	253	3,332
US Bancorp	1,337	25,670
Wells Fargo & Co.	3,279	83,615
Zions Bancorporation	81	1,108
		154,034
Consumer Finance – 0.6%
American Express Co.	833	20,700
Capital One Financial Corp.	316	7,723
Discover Financial Services	339	3,241
SLM Corp.*	326	2,155
		33,819
Diversified Financial Services – 3.7%
Bank of America Corp.	5,425	61,140
CIT Group, Inc.	285	1,092
Citigroup, Inc.	3,881	14,437
CME Group, Inc.	46	14,795
IntercontinentalExchange, Inc.*	51	5,497
JPMorgan Chase & Co.	2,671	98,560
Leucadia National Corp.*	131	2,735
Moody’s Corp.	136	3,725
NASDAQ OMX Group, Inc./The*	96	2,027
NYSE Euronext	183	5,490
		209,498
Insurance – 2.4%
Aflac, Inc.	332	11,786
Allstate Corp./The(a)	379	9,752
American International Group, Inc.	1,922	3,248
AON Corp.	194	6,984
Assurant, Inc.	83	1,961
Chubb Corp.	250	9,912
Cincinnati Financial Corp.	117	2,645
Genworth Financial, Inc.	304	1,800

See notes to financial statements

	Shares	Value
Hartford Financial Services Group, Inc.	233	$3,341
Lincoln National Corp.	184	3,487
Loews Corp.	256	6,925
Marsh & McLennan Cos., Inc.	366	6,925
MBIA, Inc.*	126	813
MetLife, Inc.	581	18,301
Principal Financial Group, Inc.	221	4,906
Progressive Corp./The*	479	7,726
Prudential Financial, Inc.	301	12,013
Torchmark Corp.	60	2,410
Travelers Cos., Inc./The	415	16,874
Unum Group	235	4,021
XL Capital, Ltd.	249	2,520
		138,350
Real Estate Investment Trusts (REITs) – 1.0%
Apartment Investment & Management Co.	80	756
AvalonBay Communities, Inc.	57	3,504
Boston Properties, Inc.	85	4,107
Equity Residential	193	4,697
HCP, Inc.	195	4,530
Health Care REIT, Inc.	79	2,706
Host Hotels & Resorts, Inc.	422	3,958
Kimco Realty Corp.	233	2,724
Plum Creek Timber Co., Inc.	118	4,089
Prologis	300	2,547
Public Storage	88	5,862
Simon Property Group, Inc.	193	10,320
Ventas, Inc.	112	3,400
Vornado Realty Trust	106	4,946
		58,146
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc.*	152	1,110

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	370	4,747
People’s United Financial, Inc.	248	3,918
		8,665
		770,426
Health Care – 13.9%
Biotechnology – 1.8%
Amgen, Inc.*	734	36,656
Biogen Idec, Inc.*	210	10,876
Celgene Corp.*	326	13,770
Cephalon, Inc.*	51	2,974
Genzyme Corp.*	193	11,414

See notes to financial statements

	Shares	Value
Gilead Sciences, Inc.*	647	$27,885
		103,575
Health Care Equipment & Supplies – 2.2%
Baxter International, Inc.	435	22,268
Becton Dickinson & Co.	170	11,506
Boston Scientific Corp.*	1,068	10,039
Covidien, Ltd.	358	12,788
CR Bard, Inc.	71	5,076
Dentsply International, Inc.	105	3,072
Hospira, Inc.*	113	3,898
Intuitive Surgical, Inc.*	28	4,191
Medtronic, Inc.	794	27,274
St Jude Medical, Inc.*	246	9,599
Stryker Corp.	170	6,535
Varian Medical Systems, Inc.*	87	3,111
Zimmer Holdings, Inc.*	157	6,994
		126,351
Health Care Providers & Services – 2.2%
Aetna, Inc.	322	8,623
AmerisourceBergen Corp.	108	4,007
Cardinal Health, Inc.	256	9,152
Cigna Corp.	193	4,279
Coventry Health Care, Inc.*	105	1,895
DaVita, Inc.*	75	3,383
Express Scripts, Inc.*	177	11,337
Humana, Inc.*	120	3,760
Laboratory Corp. of America Holdings*	78	4,755
McKesson Corp.	194	7,983
Medco Health Solutions, Inc.*	348	15,970
Patterson Cos., Inc.*	67	1,380
Quest Diagnostics, Inc.	110	5,744
Tenet Healthcare Corp.*	307	1,114
UnitedHealth Group, Inc.	864	22,982
WellPoint, Inc.*	354	16,486
		122,850
Health Care Technology – 0.0%
IMS Health, Inc.	128	1,541

Life Sciences Tools & Services – 0.4%
Life Technologies Corp.*	124	4,809
Millipore Corp.*	38	2,390
PerkinElmer, Inc.	81	1,318
Thermo Fisher Scientific, Inc.*	297	11,556
Waters Corp.*	69	2,989
		23,062

See notes to financial statements

	Shares	Value
Pharmaceuticals – 7.3%
Abbott Laboratories	1,095	$49,341
Allergan, Inc.	218	9,620
Bristol-Myers Squibb Co.	1,406	28,008
Eli Lilly & Co.	717	24,787
Forest Laboratories, Inc.*	213	5,046
Johnson & Johnson	1,962	108,224
King Pharmaceuticals, Inc.*	179	1,693
Merck & Co., Inc.	1,495	41,232
Mylan, Inc.*	216	2,853
Pfizer, Inc.	4,787	72,715
Schering-Plough Corp.	1,153	28,133
Watson Pharmaceuticals, Inc.*	74	2,238
Wyeth	945	42,393
		416,283
		793,662
Industrials – 10.0%
Aerospace & Defense – 2.8%
Boeing Co.	516	23,143
General Dynamics Corp.	274	15,591
Goodrich Corp.	87	4,223
Honeywell International, Inc.	527	17,475
L-3 Communications Holdings, Inc.	84	6,175
Lockheed Martin Corp.	237	19,820
Northrop Grumman Corp.	233	11,095
Precision Castparts Corp.	98	8,092
Raytheon Co.	287	12,815
Rockwell Collins, Inc.	113	4,793
United Technologies Corp.	669	35,196
		158,418
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	122	6,200
Expeditors International of Washington, Inc.	150	4,921
FedEx Corp.	221	12,250
United Parcel Service, Inc.	706	36,105
		59,476
Airlines – 0.1%
Southwest Airlines Co.	529	3,565

Building Products – 0.0%
Masco Corp.	255	2,642

Commercial Services & Supplies – 0.6%
Avery Dennison Corp.	79	2,177
Cintas Corp.	93	2,166
Equifax, Inc.	90	2,450
Iron Mountain, Inc.*	127	3,461

See notes to financial statements

	Shares	Value
Monster Worldwide, Inc.*	91	$1,063
Pitney Bowes, Inc.	147	3,363
Republic Services, Inc.	230	5,242
Robert Half International, Inc.	108	2,310
RR Donnelley & Sons Co.	141	1,900
Stericycle, Inc.*	62	3,099
Waste Management, Inc.	349	9,629
		36,860
Construction & Engineering – 0.2%
Fluor Corp.	130	6,108
Jacobs Engineering Group, Inc.*	87	3,732
		9,840
Electrical Equipment – 0.4%
Cooper Industries, Ltd.	120	3,939
Emerson Electric Co.	536	17,200
Rockwell Automation, Inc.	100	3,069
		24,208
Industrial Conglomerates – 2.3%
3M Co.	492	28,093
General Electric Co.	7,491	100,979
Textron, Inc.	187	2,150
		131,222
Machinery – 1.6%
Caterpillar, Inc.	427	15,141
Cummins, Inc.	142	4,605
Danaher Corp.	182	10,984
Deere & Co.	300	13,041
Dover Corp.	131	4,119
Eaton Corp.	118	5,133
Flowserve Corp.	39	2,869
Illinois Tool Works, Inc.	275	8,880
Ingersoll-Rand Co., Ltd.	227	4,592
ITT Corp.	130	5,353
Manitowoc Co., Inc./The	87	567
PACCAR, Inc.	256	7,642
Pall Corp.	83	2,131
Parker Hannifin Corp.	114	4,818
		89,875
Road & Rail – 0.9%
Burlington Northern Santa Fe Corp.	196	14,198
CSX Corp.	285	9,052
Norfolk Southern Corp.	260	9,672
Ryder System, Inc.	39	1,099

See notes to financial statements

	Shares	Value
Union Pacific Corp.	359	$17,688
		51,709
Trading Companies & Distributors – 0.1%
Fastenal Co.	91	3,023
WW Grainger, Inc.	44	3,469
		6,492
		574,307
Information Technology – 17.8%
Communications Equipment – 3.0%
Ciena Corp.*	62	682
Cisco Systems, Inc.*	4,142	76,627
Corning, Inc.	1,103	16,214
Harris Corp.	95	2,953
JDS Uniphase Corp.*	152	819
Juniper Networks, Inc.*	369	9,126
Motorola, Inc.	1,620	9,817
QUALCOMM, Inc.	1,170	51,000
Tellabs, Inc.*	283	1,571
		168,809
Computers & Peripherals – 5.1%
Apple, Inc.*	633	85,968
Dell, Inc.*	1,226	14,197
EMC Corp.*	1,428	16,779
Hewlett-Packard Co.	1,704	58,532
International Business Machines Corp.	952	101,178
Lexmark International, Inc.*	56	915
NetApp, Inc.*	234	4,563
QLogic Corp.*	84	1,147
SanDisk Corp.*	160	2,506
Sun Microsystems, Inc.*	529	4,761
Teradata Corp.*	123	2,657
		293,203
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc.*	248	4,521
Amphenol Corp.	122	4,074
FLIR Systems, Inc.*	107	2,403
Jabil Circuit, Inc.	157	1,229
Molex, Inc.	98	1,497
Tyco Electronics, Ltd.	324	5,628
		19,352
Internet Software & Services – 1.9%
Akamai Technologies, Inc.*	123	2,738
eBay, Inc.*	762	13,426
Google, Inc.*	171	71,346

See notes to financial statements

	Shares	Value
VeriSign, Inc.*	136	$3,184
Yahoo!, Inc.*	988	15,650
		106,344
IT Services – 1.1%
Affiliated Computer Services, Inc.*	70	3,146
Automatic Data Processing, Inc.	359	13,646
Cognizant Technology Solutions Corp.*	206	5,189
Computer Sciences Corp.*	107	4,543
Convergys Corp.*	84	777
Dun & Bradstreet Corp.	37	3,026
Fidelity National Information Services, Inc.	134	2,581
Fiserv, Inc.*	110	4,660
Mastercard, Inc.	51	8,993
Paychex, Inc.	228	6,240
Total System Services, Inc.	138	1,884
Western Union Co./The	504	8,885
		63,570
Office Electronics – 0.1%
Xerox Corp.	612	4,162

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.*	393	1,784
Altera Corp.	207	3,523
Analog Devices, Inc.	206	5,028
Applied Materials, Inc.	943	10,618
Broadcom Corp.*	302	7,695
Intel Corp.	3,947	62,047
Kla-Tencor Corp.	122	3,294
Linear Technology Corp.	157	3,675
LSI Corp.*	468	2,092
MEMC Electronic Materials, Inc.*	157	3,029
Microchip Technology, Inc.	129	2,783
Micron Technology, Inc.*	583	2,950
National Semiconductor Corp.	139	1,929
Novellus Systems, Inc.*	69	1,237
Nvidia Corp.*	380	3,963
Teradyne, Inc.*	124	887
Texas Instruments, Inc.	908	17,615
Xilinx, Inc.	194	4,024
		138,173
Software – 3.9%
Adobe Systems, Inc.*	372	10,483
Autodesk, Inc.*	160	3,434
BMC Software, Inc.*	131	4,467
CA, Inc.	279	4,869
Citrix Systems, Inc.*	129	4,052
Compuware Corp.*	178	1,358

See notes to financial statements

	Shares	Value
Electronic Arts, Inc.*	229	$5,265
Intuit, Inc.*	229	6,233
McAfee, Inc.*	109	4,276
Microsoft Corp.	5,425	113,328
Novell, Inc.*	244	1,015
Oracle Corp.	2,720	53,285
Salesforce.com, Inc.*	76	2,884
Symantec Corp.*	583	9,089
		224,038
		1,017,651
Materials – 3.4%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	148	9,587
CF Industries Holdings, Inc.	33	2,562
Dow Chemical Co./The	749	13,242
Eastman Chemical Co.	51	2,113
Ecolab, Inc.	120	4,482
EI Du Pont de Nemours & Co.	641	18,249
International Flavors & Fragrances, Inc.	55	1,755
Monsanto Co.	390	32,039
PPG Industries, Inc.	118	5,247
Praxair, Inc.	218	15,958
Sigma-Aldrich Corp.	86	4,168
		109,402
Construction Materials – 0.1%
Vulcan Materials Co.	79	3,499

Containers & Packaging – 0.2%
Ball Corp.	68	2,707
Bemis Co., Inc.	71	1,781
Owens-Illinois, Inc.*	117	3,350
Pactiv Corp.*	93	2,083
Sealed Air Corp.	112	2,241
		12,162
Metals & Mining – 1.0%
AK Steel Holding Corp.	81	1,158
Alcoa, Inc.	672	6,196
Allegheny Technologies, Inc.	69	2,443
Freeport-McMoRan Copper & Gold, Inc.	291	15,839
Newmont Mining Corp.	347	16,958
Nucor Corp.	224	9,836
Titanium Metals Corp.	61	565
United States Steel Corp.	100	3,408
		56,403
Paper & Forest Products – 0.2%
International Paper Co.	314	4,512

See notes to financial statements

	Shares	Value
MeadWestvaco Corp.	124	$1,981
Weyerhaeuser Co.	150	5,037
		11,530
		192,996
Telecommunication Services – 3.5%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	4,180	103,622
CenturyTel, Inc.	72	2,221
Embarq Corp.	102	4,286
Frontier Communications Corp.	224	1,631
Qwest Communications International, Inc.	1,040	4,534
Verizon Communications, Inc.	2,045	59,837
Windstream Corp.	310	2,607
		178,738
Wireless Telecommunication Services – 0.4%
American Tower Corp.*	283	9,019
Sprint Nextel Corp.*	2,035	10,481
		19,500
		198,238
Utilities – 3.9%
Electric Utilities – 2.2%
Allegheny Energy, Inc.	121	3,025
American Electric Power Co., Inc.	331	8,719
Duke Energy Corp.	923	13,060
Edison International	231	6,754
Entergy Corp.	135	10,074
Exelon Corp.	472	22,661
FirstEnergy Corp.	216	8,163
FPL Group, Inc.	293	16,563
Northeast Utilities	123	2,557
Pepco Holdings, Inc.	153	1,986
Pinnacle West Capital Corp.	71	1,963
PPL Corp.	269	8,734
Progress Energy, Inc.	197	6,996
Southern Co.	551	15,654
		126,909
Gas Utilities – 0.1%
EQT Corp.	92	3,427
Nicor, Inc.	32	1,007
Questar Corp.	124	4,202
		8,636
Independent Power Producers & Energy Traders – 0.2%
AES Corp./The*	470	4,695

See notes to financial statements

	Shares	Value
Constellation Energy Group, Inc.	139	$3,792
Dynegy, Inc.*	367	738
		9,225
Multi-Utilities – 1.4%
Ameren Corp.	150	3,489
Centerpoint Energy, Inc.	251	2,540
CMS Energy Corp.	161	1,826
Consolidated Edison, Inc.	196	6,950
Dominion Resources, Inc.	419	13,320
DTE Energy Co.	116	3,509
Integrys Energy Group, Inc.	54	1,463
NiSource, Inc.	194	2,074
PG&E Corp.	260	9,544
Public Service Enterprise Group, Inc.	363	11,569
SCANA Corp.	85	2,552
Sempra Energy	173	7,903
TECO Energy, Inc.	151	1,694
Wisconsin Energy Corp.	83	3,275
Xcel Energy, Inc.	327	5,608
		77,316
		222,086
Total Common Stocks (cost $7,125,345)		5,704,820

SHORT-TERM INVESTMENTS – 1.2%
INVESTMENT COMPANIES – 1.2%
State Street Institutional Treasury Money Market Fund (cost $67,792)	67,792	67,792

TOTAL INVESTMENTS – 100.9% (cost $7,193,137)		5,772,612
OTHER ASSETS LESS LIABILITIES – (0.9)%		(50,296)

NET ASSETS – 100%		$5,722,316

*	Non-income producing security.

(a)	Affiliated security.

See notes to financial statements

Note 1. Security Valuation

For securities traded on an exchange, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund’s net asset value (“NAV”) is computed are valued at fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds’ valuation procedures. The value of fair-valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair-valued security will be sold at the price at which the Fund is carrying the security.

Investments in the ClearTarget Retirement Funds’ are valued at their NAV each day on which the New York Stock Exchange is open for business, generally at 4:00 pm Eastern Time. The ClearTarget Retirement Funds invest in the Allstate Large Cap Index Fund and The Alliance Bernstein Pooling Portfolios (AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio).

In September, 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The hierarchy of inputs is summarized below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

		Significant Other	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable	May 31,
Fund	(Level 1)	(Level 2)	Inputs (Level 3)	2009

Allstate ClearTarget 2005 Retirement Fund	$1,871,154	$—	$—	$1,871,154
Total	$1,871,154	$—	$—	$1,871,154

Allstate ClearTarget 2010 Retirement Fund	$1,822,396	$—	$—	$1,822,396
Total	$1,822,396	$—	$—	$1,822,396

Allstate ClearTarget 2015 Retirement Fund	$698,255	$—	$—	$698,255
Total	$698,255	$—	$—	$698,255

Allstate ClearTarget 2020 Retirement Fund	$593,267	$—	$—	$593,267
Total	$593,267	$—	$—	$593,267

1

Allstate ClearTarget 2030 Retirement Fund	$706,122	$—	$—	$706,122
Total	$706,122	$—	$—	$706,122

Allstate ClearTarget 2040 Retirement Fund	$407,103	$—	$—	$407,103
Total	$407,103	$—	$—	$407,103

Allstate ClearTarget 2050 Retirement Fund	$217,338	$—	$—	$217,338
Total	$217,338	$—	$—	$217,338

Allstate Large Cap Index Fund	$5,772,612	$—	$—	$5,772,612
Total	$5,772,612	$—	$—	$5,772,612

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Note 2. Income Tax Information

As of May 31, 2009, the federal tax cost and net unrealized appreciation (depreciation) were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Allstate ClearTarget 2005 Retirement Fund	$1,707,578	$163,576	$0	$163,576
Allstate ClearTarget 2010 Retirement Fund	1,701,743	120,653	0	120,653
Allstate ClearTarget 2015 Retirement Fund	725,835	12,514	(40,094)	(27,580)
Allstate ClearTarget 2020 Retirement Fund	664,939	4,430	(76,102)	(71,672)
Allstate ClearTarget 2030 Retirement Fund	830,564	1,126	(125,568)	(124,442)
Allstate ClearTarget 2040 Retirement Fund	401,966	8,348	(3,211)	5,137
Allstate ClearTarget 2050 Retirement Fund	208,684	8,690	(36)	8,654
Allstate Large Cap Index Fund	7,193,137	46,788	(1,467,313)	(1,420,525)

2

Item 2. Controls and Procedures

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)      During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Financial Investment Trust

By:	/s/ Frederick F. Cripe
Name: Frederick F. Cripe
Title:President

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frederick F. Cripe	By:	/s/ Darryl Baltimore
	Name: Frederick F. Cripe		Name: Darryl Baltimore
	Title: President		Title: Treasurer

Date: June 26, 2009

3